Condensed Financial Information of Registrant (SMFG) - Additional Information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds	¥ 599,522	¥ 449,709
Borrowings	10,652,481	12,245,943
Bonds	10,569,117	11,165,623
SMFG [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	199,221	132,806
Bonds	4,216,292	2,821,356
Guarantee deposit	298,000	516,000
SMFG [member] | Subordinated bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds	945,000	856,000
SMFG [member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds	3,285,000	1,979,000
SMFG [member] | Subsidiaries [Member] | Subordinated bonds [Member]
Disclosure of detailed information about borrowings [line items]
Bonds	2,000	7,000
SMFG [member] | Subsidiaries [Member] | Bonds [member]
Disclosure of detailed information about borrowings [line items]
Bonds	12,000	7,000
SMFG [member] | Subordinated long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	49,000	49,000
SMFG [member] | Unsubordinated long term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	150,000	84,000
SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds	¥ 267,000	¥ 267,000
Minimum [member] | SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds, interest rates	4.00%
Maximum [member] | SMFG preferred capital JPY 3 limited [member]
Disclosure of detailed information about borrowings [line items]
Perpetual subordinated bonds, interest rates	4.50%